Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required and set forth by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation paid to our named executive officers and the financial performance of the Company.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(4)	Adjusted EBITDA ($)(5)
					Total Shareholder Return ($)(2)	Peer Group Shareholder Return ($)(3)
2022	8,314,008	(17,349,302)	1,662,173	(3,273,967)	59.15	112.11	(69,780)	62,959
2021	7,721,987	16,860,440	2,016,345	9,081,793	206.49	155.34	26,093	61,503
2020	5,167,252	6,158,606	1,755,471	2,503,523	114.31	130.70	5,545	22,389

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year.

Year	PEO	Non-PEO NEOs
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
2020	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523
(2)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(3)
Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.

(4)
Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(5)
Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see (a) our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2022, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 27, 2023, and (b) our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2022, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 7, 2022. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year.

Year	PEO	Non-PEO NEOs
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
2020	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne

Peer Group Issuers, Footnote [Text Block]	(3) Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.
PEO Total Compensation Amount	$ 8,314,008	$ 7,721,987	$ 5,167,252
PEO Actually Paid Compensation Amount	$ (17,349,302)	16,860,440	6,158,606
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523

Non-PEO NEO Average Total Compensation Amount	$ 1,662,173	2,016,345	1,755,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,273,967)	9,081,793	2,503,523
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
		Starting Amount:	Deducted:	Added:	Added:	Added:	Adjusted Amount:
Year	Named Executive Officers	Summary Compensation Table Total	The grant date fair value of all stock awards granted in the applicable year, as reported in the Summary Compensation Table	The fair value as of the end of the covered fiscal year of all stock awards granted during the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year
The change
(positive or
negative) as of
the end of the
covered fiscal
year (from the
end of the prior
fiscal year) in
fair value of any
stock awards
granted in any
prior fiscal
year that are
outstanding and
unvested as of
the end of the
covered
fiscal year

The change
(positive or
negative) as of
the vesting date
(from the end
of the prior
fiscal year) in
fair value of
any stock
awards granted
in any prior
fiscal year for
which all vesting
conditions were
satisfied at the
end of or
during the
covered
fiscal year
							Compensation Actually Paid
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Financial Performance Measures Table
The three items listed below represent the most important performance metrics we used to determine Compensation Actually Paid. We believe Adjusted EBITDA represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022.
•
Adjusted EBITDA

•
Total Shareholder Return (TSR)

•
Net Income

Total Shareholder Return Amount	$ 59.15	206.49	114.31
Peer Group Total Shareholder Return Amount	112.11	155.34	130.7
Net Income (Loss)	$ (69,780)	$ 26,093	$ 5,545
Company Selected Measure Amount	62,959	61,503	22,389
PEO Name	Warren B. Kanders
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see (a) our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2022, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 27, 2023, and (b) our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2022, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 7, 2022. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | The Grant Date Fair Value of All Stock Awards Granted in The Applicable Year, As Reported in The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,686,720	$ 7,230,085	$ 4,750,626
PEO [Member] | The Fair Value as Of the End of The Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested as Of the End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,532,741	9,656,730	1,608,634
PEO [Member] | Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested as Of the End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,549,564)	4,306,153	830,665
PEO [Member] | Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions Were Satisfied at The End of Or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,959,767)	2,405,655	3,302,681
Non-PEO NEO [Member] | The Grant Date Fair Value of All Stock Awards Granted in The Applicable Year, As Reported in The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,128,981	1,176,020	1,144,187
Non-PEO NEO [Member] | The Fair Value as Of the End of The Covered Fiscal Year of All Stock Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested as Of the End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,784	3,040,100	1,565,179
Non-PEO NEO [Member] | Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year That Are Outstanding and Unvested as Of the End of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,634,635)	3,438,208	213,150
Non-PEO NEO [Member] | Fair Value of Any Stock Awards Granted in Any Prior Fiscal Year for Which All Vesting Conditions Were Satisfied at The End of Or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,383,308)	$ 1,763,161	$ 113,910